Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Capital adequacy
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4.50%
Minimum requirement of Common Equity Tier 1 capital	4.50%
Minimum requirement of Tier 1 capital	6.00%
Minimum requirement of total Own Funds	8.00%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	19.90%	20.10%
Tier 1 capital ratio	19.90%	20.10%
Total capital ratio	19.90%	20.10%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	kr 7,616	kr 7,380
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4,047	3,917
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2,249	2,176
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1,320	1,287
Common Equity Tier 1 capital available as a buffer	kr 10,703	kr 10,534
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	8.50%	8.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4.50%	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%	2.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1.50%	1.50%
Common Equity Tier 1 capital available as a buffer	11.90%	12.10%
Minimum requirement of Common Equity Tier 1 capital	4.50%	4.50%
Addition to minimum Common Equity Tier 1 capital ratio to calculate capital available as a buffer	3.50%